TAXES ON INCOME (Reconciliation of Beginning and Ending Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 97
Additions for current year's tax positions	16	97
Balance at the end of year	$ 113	$ 97